UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                   March 31, 2006

Check here if Amendment [ ]; Amendment Number: N/A

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ShareInVest Research L.P.
Address:    c/o The Millburn Corporation
            1270 Avenue of the Americas
            New York, New York  10020

Form 13F File Number:   28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kenneth P. Pearlman
Title:      Principal of ShareInVest Research L.P.
Phone:      212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman             New York, New York           May 8, 2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:   $159,449
                                          (thousands)

List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE

                 COLUMN 1                    COLUMN 2    COLUMN 3 COLUMN 4       COLUMN 5      COLUMN 6   COLUMN 7      COLUMN 8
                 --------                    --------    -----------------       --------      --------   --------      --------
                                              TITLE                VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
              NAME OF ISSUER                 OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION  MANAGERS  SOLE SHARED NONE
              --------------                 --------     -----   --------  -------  --- ---- ----------  --------  ---- ------ ----
AMERICAN AXLE & MANUFACTURING HOLDINGS INC     COM      024061103   4,235   247,200  SH          Sole       N/A          247,200
AMERICAN EAGLE OUTFITTERS                      COM      02553E106   7,267   243,362  SH          Sole       N/A          243,362
BALLY TECHNOLOGIES, INC                        COM      05874B107   1,699   100,000  SH          Sole       N/A          100,000
BEBE STORES INC                                COM      075571109   2,311   125,475  SH          Sole       N/A          125,475
BEST BUY INC                                   COM      086516101   2,650    47,375  SH          Sole       N/A           47,375
CARMAX, INC                                    COM      143130102   1,452    44,434  SH          Sole       N/A           44,434
CARNIVAL CORP                               PAIRED CTF  143658300   1,431    30,200  SH          Sole       N/A           30,200
CENTEX CORP                                    COM      152312104   5,164    83,300  SH          Sole       N/A           83,300
CHAMPION ENTERPRISES INC                       COM      158496109   3,022   202,000  SH          Sole       N/A          202,000
COVENANT TRANSPORT INC                         CLA      22284P105   1,082    74,100  SH          Sole       N/A           74,100
DOLLAR GENERAL CORP                            COM      256669102   2,285   129,300  SH          Sole       N/A          129,300
EAGLE MATERIALS INC                            COM      26969P108     351     5,502  SH          Sole       N/A            5,502
EAGLE MATERIALS INC. CLASS B                   CL B     26969P207   1,180    18,504  SH          Sole       N/A           18,504
GENCORP INC                                    COM      368682100      21     1,000  SH          Sole       N/A            1,000
GENENTECH INC                                COM NEW    368710406  20,562   243,309  SH          Sole       N/A          243,309
H&E EQUIPMENT SERVICES INC                     COM      404030108     146     5,000  SH          Sole       N/A            5,000
HEARTLAND EXPRESS INC                          COM      422347104   5,854   268,638  SH          Sole       N/A          268,638
INFRASOURCE SERVICES, INC                      COM      45684P102   1,721   100,000  SH          Sole       N/A          100,000
HUNT JB TRANSPORTATION SERVICES INC            COM      445658107   6,710   311,500  SH          Sole       N/A          311,500
KNIGHT TRANSPORTATION INC                      COM      499064103   9,761   494,221  SH          Sole       N/A          494,221
LOWE'S COMPANIES                               COM      548661107   5,658    87,800  SH          Sole       N/A           87,800
MAGNA ENTERTAINMENT CORP. CL A                 CLA      559211107   2,233   328,900  SH          Sole       N/A          328,900
MAXIM INTEGRATED PRODUCTS                      COM      57772K101   4,395   118,300  SH          Sole       N/A          118,300
MEDTRONIC INC                                  COM      585055106   5,801   114,300  SH          Sole       N/A          114,300
MERCER INTERNATIONAL INC                    SH BEN INT  588056101   2,263   243,100  SH          Sole       N/A          243,100
MORTON'S RESTAURANT GROUP INC                  COM      619430101      87     5,000  SH          Sole       N/A            5,000
OLD DOMINION FREIGHT LINE INC                  COM      679580100   6,692   248,312  SH          Sole       N/A          248,312
QUANTA SERVICES                                COM      74762E102   7,033   439,000  SH          Sole       N/A          439,000
RARE HOSPITALITY INTL INC                      COM      753820109  11,203   321,650  SH          Sole       N/A          321,650
RUBY TUESDAY INC                               COM      781182100   4,652   145,000  SH          Sole       N/A          145,000
RUSH ENTERPRISES, INC                          CLA      781846209   1,359    77,324  SH          Sole       N/A           77,324
RYANAIR HOLDINGS PLC - SP ADR                  ADR      783513104  11,523   210,650  SH          Sole       N/A          210,650
STAPLES, INC                                   COM      855030102   5,260   206,096  SH          Sole       N/A          206,096
SWIFT TRANSPORTATION CO. INC                   COM      870756103   3,733   171,800  SH          Sole       N/A          171,800
TEXAS ROADHOUSE INC                            CLA      882681109   2,220   129,900  SH          Sole       N/A          129,900
TOLL BROTHERS INC                              COM      889478103   2,189    63,200  SH          Sole       N/A           63,200
URBAN OUTFITTERS INC                           COM      917047102   3,448   140,524  SH          Sole       N/A          140,524
US XPRESS ENTERPRISES INC                      CLA      90338N103     796    40,900  SH          Sole       N/A           40,900

                        TOTAL                                     159,449